Summary of Significant Accounting Policies - Impairment of long-lived assets other than goodwill, Goodwill, Intangible assets and Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥) item	Aug. 31, 2020 USD ($) item	Aug. 31, 2019 CNY (¥) item	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Goodwill, Intangible assets and Long-term investments
Impairment of long-lived assets other than goodwill | ¥	¥ 0		¥ 0	¥ 0	¥ 0
Number of reporting units | item	5	5	4
Impairment of long term investments	¥ 161,605	$ 23,601	¥ 10,000
Long-term investments
Goodwill, Intangible assets and Long-term investments
Impairment of long term investments	¥ 161,605	$ 23,601	¥ 10,000	¥ 0
Student base
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	5 years	5 years
Customer relationship | Minimum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	1 year	1 year
Customer relationship | Maximum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	9 years	9 years
Trademark | Minimum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	10 years	10 years
Trademark | Maximum
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	20 years	20 years
License
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	30 years	30 years
Franchise agreements
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	6 years	6 years
Technology and system
Goodwill, Intangible assets and Long-term investments
Estimated useful lives of intangible assets	5 years	5 years